MWV-Q3

Quarterly Report
December 31, 2025
MFS®  West Virginia
Municipal Bond Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.4%
Airport Revenue – 0.5%
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	$445,000	$451,124
General Obligations - General Purpose – 7.7%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$260,000	$243,184
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	360,000	373,234
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	44,227	46,862
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	42,958	47,194
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	40,735	40,723
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	74,630	73,338
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	31,426	30,464
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	42,727	39,505
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	143,435	125,140
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	52,422	37,935
State of Illinois, General Obligation, 5.5%, 5/01/2039	165,000	176,554
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	155,000	149,587
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	70,000	66,899
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2031	1,225,000	1,325,773
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2043	1,000,000	1,036,514
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2044	2,000,000	2,066,459
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2044	705,000	740,064
		$6,619,429
General Obligations - Schools – 4.4%
Berkeley County, WV, Public School Board of Education, 3%, 6/01/2026	$750,000	$750,794
Berkeley County, WV, Public School Board of Education, 4%, 6/01/2037	1,000,000	1,038,833
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	820,000	625,899
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	310,000	298,809
Wood County, WV, Public School Board of Education, 4%, 6/01/2039	1,000,000	1,021,243
		$3,735,578
Healthcare Revenue - Hospitals – 15.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$155,000	$143,407
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	9,354
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	490,000	428,686
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), 4%, 1/01/2038	230,000	208,567
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,245,000	981,663
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,001,236
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	1,500,000	1,535,906
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,000,450
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.5%, 9/01/2048	1,000,000	1,069,428
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.375%, 9/01/2053	525,000	553,082
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5%, 6/01/2027	200,000	201,643
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,005,643
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5.5%, 6/01/2050	750,000	798,282
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	860,000	748,666
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4.375%, 6/01/2053	1,000,000	925,770
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2053	750,000	760,193

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	$2,220,000	$2,019,785
		$13,391,761
Industrial Revenue - Other – 0.7%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$115,000	$84,932
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	500,000	506,204
		$591,136
Miscellaneous Revenue - Other – 5.5%
Morgantown, WV, Building Commission Leave Rev. (Marilla Park Aquatic Complex), “A”, 4.25%, 12/01/2043	$790,000	$770,708
Morgantown, WV, Building Commission Leave Rev. (Marilla Park Aquatic Complex), “A”, 4.5%, 12/01/2048	540,000	520,599
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	580,000	579,075
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055 (w)	245,000	240,745
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	40,000	40,357
West Virginia Economic Development Authority, Excess Lottery Rev., “A”, 5%, 7/01/2038	1,000,000	1,039,556
West Virginia School Building Authority, “A”, 3%, 7/01/2033	1,500,000	1,496,336
		$4,687,376
Multi-Family Housing Revenue – 0.4%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$275,168	$280,118
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	35,000	34,915
		$315,033
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$170,000	$129,144
Sales & Excise Tax Revenue – 6.7%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$75,000	$72,312
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	920,000	817,083
Ohio County, WV, Special District Excise Tax Improvement & Refunding Rev. (Fort Henry Economic Opportunity Development District - The Highlands Project), “A”, AGM, 5.25%, 6/01/2045	750,000	797,802
Ohio County, WV, Special District Excise Tax Improvement & Refunding Rev. (Fort Henry Economic Opportunity Development District - The Highlands Project), “A”, AGM, 5.5%, 6/01/2054	1,000,000	1,060,402
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	906
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	25,000	25,009
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	83,000	78,233
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,842,000	1,773,395
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	158,000	154,584
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	83,000	81,206
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	39,000	36,412
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	7,000	6,217
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	412,000	338,486
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	396,000	299,868
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	186,000	62,128
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	96,000
		$5,700,043
Single Family Housing - State – 14.2%
West Virginia Housing Development Fund Finance, “A”, 3.875%, 11/01/2044	$710,000	$664,153
West Virginia Housing Development Fund Finance, “A”, 4.75%, 11/01/2045	1,000,000	1,011,760
West Virginia Housing Development Fund Finance, “A”, 4.75%, 11/01/2048	1,000,000	1,000,233
West Virginia Housing Development Fund Finance, “A”, 4.55%, 11/01/2049	1,000,000	988,242
West Virginia Housing Development Fund Finance, “B”, 1.8%, 5/01/2026	485,000	481,540

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
West Virginia Housing Development Fund Finance, “B”, 4.7%, 11/01/2044	$1,000,000	$1,016,002
West Virginia Housing Development Fund Finance, “B”, 4.2%, 11/01/2047	1,000,000	957,520
West Virginia Housing Development Fund Finance, “B”, 4.25%, 11/01/2052	285,000	272,349
West Virginia Housing Development Fund Finance, “B”, 4.7%, 11/01/2053	700,000	700,051
West Virginia Housing Development Fund Finance, “C”, 4.625%, 11/01/2042	1,000,000	1,030,126
West Virginia Housing Development Fund Finance, “C”, 4.8%, 11/01/2047	1,000,000	1,005,790
West Virginia Housing Development Fund Finance, “D”, 4.6%, 11/01/2043	1,000,000	1,014,811
West Virginia Housing Development Fund Finance, “D”, 4.8%, 11/01/2048	1,000,000	1,015,971
West Virginia Housing Development Fund Finance, “D”, 4.45%, 11/01/2049	1,000,000	993,898
		$12,152,446
State & Local Agencies – 9.0%
Jefferson County, WV, Building Commission Lease Rev. (Judicial Complex Project), BAM, 4.625%, 7/01/2042	$750,000	$772,284
Jefferson County, WV, Building Commission Lease Rev. (Judicial Complex Project), BAM, 4.875%, 7/01/2045	750,000	765,143
Morgantown, WV, Building Commission Lease Rev. (Marilla Park Improvement Project), “A”, 4.5%, 11/01/2045	500,000	492,746
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	1,000,000	898,077
Parkersburg, WV, Municipal Building Commission Lease Rev. (Recreation Facility and Fire Station Projects), 4.375%, 11/01/2054	850,000	801,578
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2042	500,000	506,150
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2047	500,000	479,884
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.375%, 5/01/2052	560,000	535,253
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), “A”, 5%, 6/01/2029	500,000	500,880
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2030	1,120,000	1,122,177
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,167
		$7,670,339
Tax - Other – 3.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$65,000	$65,032
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	175,000	183,658
Monongalia County, WV, Senior Tax Increment Improvement Refunding Rev. (Development District No. 4 - University Town Centre), “A”, 6%, 6/01/2053 (n)	875,000	918,569
Ohio County, WV, Tax Increment Rev., 5.25%, 6/01/2053	1,000,000	991,599
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	900,000	902,658
		$3,061,516
Tax Assessment – 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$453,927
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$125,000	$107,921
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	320,000	259,028
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	220,000	201,070
		$568,019
Toll Roads – 1.8%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$325,000	$267,450
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	1,000,000	923,937
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	365,000	375,832
		$1,567,219
Universities - Colleges – 9.1%
Fairmont, WV, State University Board of Governors Refunding Rev., “A”, 5%, 6/01/2032	$1,050,000	$1,170,046
Marshall University, WV, Board of Governors Rev., “A”, AGM, 3%, 5/01/2046	1,000,000	791,391
Marshall University, WV, Board of Governors Rev., “A”, AGM, 4%, 5/01/2050	1,500,000	1,321,387
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	80,000	80,103
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2044	1,000,000	1,042,164
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2049	2,000,000	2,045,966

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
West Virginia University, University Systems Rev., “A”, NPFG, 5.25%, 4/01/2028	$1,280,000	$1,310,045
		$7,761,102
Universities - Dormitories – 1.2%
West Virginia Economic Development Authority, University Facilities Refunding Rev. (Provident Group - Marshall Properties LLC - Marshall University Project), “A-1”, AGM, 5%, 7/01/2042	$1,000,000	$1,048,929
Utilities - Municipal Owned – 0.5%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$150,000	$100,125
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	100,000	66,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	145,000	96,788
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	135,000	136,506
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,141
		$410,310
Utilities - Other – 3.3%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$565,000	$596,529
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	560,000	595,023
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	415,000	430,222
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	510,000	537,376
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	315,000	334,470
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	310,000	332,512
		$2,826,132
Water & Sewer Utility Revenue – 11.9%
Berkeley County, WV, Public Service District Water Rev., “A”, BAM, 4.25%, 12/01/2049	$1,000,000	$984,454
Berkeley County, WV, Public Service Sewer District Rev., “A”, BAM, 4.25%, 6/01/2045	1,000,000	977,247
Berkeley County, WV, Public Service Sewer District Rev., “A”, BAM, 4.375%, 6/01/2049	1,000,000	966,296
Greenbrier County, WV, Public Service District No. 1, Sewerage System Improvement Rev., “A”, BAM, 4.625%, 10/01/2052	1,000,000	974,020
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	180,084
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	135,000	135,791
Mississippi Development Bank, Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	76,231
Morgantown, WV, Combined Utility System Rev., “B”, 5%, 12/01/2043	2,000,000	2,048,881
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,496,812
Wheeling, WV, Combined Waterworks & Sewerage System Improvement Rev., “B”, BAM, 5.25%, 6/01/2050	1,000,000	1,040,336
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	1,500,000	1,335,304
		$10,215,456
Total Municipal Bonds		$83,356,019
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$219,866	$75,590
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$156,906	$100,420
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 3.82% (v)	1,243,617	$1,243,866

Other Assets, Less Liabilities – 1.0%		826,630
Net Assets – 100.0%		$85,602,525

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,243,866 and
$83,532,029, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,571,249, representing 3.0% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FNMA	Federal National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$83,456,439	$—	$83,456,439
U.S. Corporate Bonds	—	75,590	—	75,590
Investment Companies	1,243,866	—	—	1,243,866
Total	$1,243,866	$83,532,029	$—	$84,775,895
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,300,197	$18,713,248	$18,769,747	$54	$114	$1,243,866

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$61,035	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2025, are as follows:
West Virginia	80.5%
Puerto Rico	4.6%
Alabama	1.7%
Illinois	1.5%
U.S. Virgin Islands	1.4%
New York	1.4%
California	1.3%
New Jersey	1.1%
Virginia	0.9%
Arkansas	0.7%
Wisconsin	0.6%
Guam	0.5%
Kentucky	0.5%
Ohio	0.4%
Tennessee	0.4%
New Hampshire	0.3%
Pennsylvania	0.2%
Texas	0.1%
Mississippi	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.